Note 18 - Related-party Transaction (Details Textual) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 18, 2014	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Business Combination, Acquisition Related Costs		$ 14,167,000		$ 8,000			$ 7,589,825	$ 4,489,517	$ 3,691,466
PGP Advisors, LLC [Member]
Related Party Transaction, Amounts of Transaction	$ 1,250,000
Business Combination, Acquisition Related Costs							525,000	1,500,000
PGP Advisors, LLC [Member] | Consulting and Other Professional Services Annual Fee [Member]
Related Party Transaction, Amounts of Transaction							4,000,000
PGP Advisors, LLC [Member] | Consulting and Other Professional Services Annual Fee [Member] | Scenario, Forecast [Member]
Related Party Transaction, Amounts of Transaction					$ 2,000,000	$ 4,000,000
PGP Advisors, LLC [Member] | Agreement Costs [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction							$ 4,348,456	$ 1,749,792	$ 1,535,705